Borrowings - Disclosure of Effective Interest Rates (Details) - Effective Interest Rate	Jun. 30, 2025	Jun. 30, 2024
R2.5 Billion Facility - Sustainability Linked
Disclosure of detailed information about borrowings [line items]
Interest rate	0.00%	10.80%
US$400 million facility - Sustainability Linked
Disclosure of detailed information about borrowings [line items]
Interest rate	7.50%	8.20%
R1.5 billion facility - Green Term Loan
Disclosure of detailed information about borrowings [line items]
Interest rate	10.30%	0.00%